Long-Term Debt - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) term_loan credit_facility vessel valuator	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 45,400,000	$ 32,000,000
Total principal	324,506,000	$ 249,568,000
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Interest at a weighted-average fixed rate	2.50%	2.60%
Aggregate annual long-term principal repayments, 2020	$ 15,800,000
Aggregate annual long-term principal repayments, 2021	107,400,000
Aggregate annual long-term principal repayments, 2022	$ 201,300,000
Secured Debt
Debt Instrument [Line Items]
Number of debt instruments | term_loan	1
Total principal	$ 53,339,000	$ 64,568,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	1
Line of Credit Facility, Maximum Borrowing Capacity	$ 344,900,000	438,400,000
Undrawn amount of revolving credit facility	73,700,000	253,400,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Next Twelve Months	78,300,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Two	65,300,000
Long-term Debt, Revolving Credit Facility, Decrease in Amount Available Year Three	201,300,000
Total principal	$ 271,167,000	$ 185,000,000
2020 Debt Facility Maturing in December 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	29
Debt covenant minimum hull coverage ratio	125.00%
Actual hull coverage ratio	249.00%
Term Loan Due 2023
Debt Instrument [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	4
Debt covenant minimum hull coverage ratio	125.00%
Actual hull coverage ratio	186.00%
Minimum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
Number of Third Party Valuators | valuator	2
Long-term Debt, Term	6 months
Maximum
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%
London Interbank Offered Rate (LIBOR) [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%	2.40%
London Interbank Offered Rate (LIBOR) [Member] | Minimum | Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.25%